Label	Element	Value
World Mutual Funds Prospectus | Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

World Mutual Funds Prospectus | Emerging Markets Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

World Mutual Funds Prospectus | Focused Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

World Mutual Funds Prospectus | Focused International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

World Mutual Funds Prospectus | Global Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

World Mutual Funds Prospectus | International Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Capital Portfolios Prospectus | GLOBAL REAL ESTATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Capital Portfolios Prospectus | REAL ESTATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Mutual Funds, Inc | HERITAGE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Mutual Funds, Inc | SMALL CAP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century International Bond Fund | EMERGING MARKETS DEBT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century International Bond Fund | GLOBAL BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century California Tax-Free and Municipal Funds | California High-Yield Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century California Tax-Free and Municipal Funds | California Intermediate-Term Tax-Free Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2025 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2030 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2035 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2040 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2045 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2050 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2055 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2060 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE 2065 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE IN RETIREMENT PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2015 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2020 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2025 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2030 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2035 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2040 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2045 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2050 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2055 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2060 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2065 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: AGGRESSIVE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: CONSERVATIVE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: MODERATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Quantitative Equity Funds Prospectus | DISCIPLINED CORE VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Quantitative Equity Funds Prospectus | EQUITY GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Quantitative Equity Funds Prospectus | GLOBAL GOLD FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

AMERICAN CENTURY MUNICIPAL TRUST | HIGH-YIELD MUNICIPAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

AMERICAN CENTURY MUNICIPAL TRUST | INTERMEDIATE-TERM TAX-FREE BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement Supplement dated August 1, 2024
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund
Focused International Growth Fund ■ Global Small Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2024)

Global Real Estate Fund ■ Real Estate Fund ■ Heritage Fund ■ Small Cap Growth Fund Sustainable Equity Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2024)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2024)

One Choice© 2025 Portfolio ■ One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio
One Choice© 2040 Portfolio ■ One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio
One Choice© 2055 Portfolio ■ One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ 2015 Portfolio
One Choice© Blend+ 2020 Portfolio ■ One Choice© Blend+ 2025 Portfolio
One Choice© Blend+ 2030 Portfolio ■ One Choice© Blend+2035 Portfolio
One Choice© Blend+ 2040 Portfolio ■ One Choice© Blend+ 2045 Portfolio
One Choice© Blend+ 2050 Portfolio ■ One Choice© Blend+ 2055 Portfolio
One Choice© Blend+ 2060 Portfolio ■ One Choice© Blend+ 2065 Portfolio
Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2023)

Disciplined Core Value Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Small Company Fund
(Prospectuses dated November 1, 2023)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2023)

Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee will change from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

As a result, the Shareholder Fees table in each prospectus is updated to reflect the following:

	Investor Class	All other classes
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None